SHARE-BASED COMPENSATION (Details 4)		12 Months Ended
	Aug. 26, 2014 shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥) shares
Weighted Average Grant-date Fair Value (US$)
Recognized share-based compensation expense | ¥			¥ 13,983,246		¥ 12,681,141	¥ 6,206,213
Share Option
Weighted Average Grant-date Fair Value (US$)
Unrecognized compensation expense | ¥								¥ 16,352,854
Expected weighted-average recognized period		2 years 7 months 13 days	2 years 7 months 13 days
Restricted shares
Weighted Average Grant-date Fair Value (US$)
Restricted shares vested at vesting date | $		$ 537,750		$ 786,375
Requisite service period		3 years	3 years
Unrecognized compensation expense | ¥								¥ 8,436,060
Expected weighted-average recognized period		1 year 7 months 28 days	1 year 7 months 28 days
2010 Plan | Share Option
Weighted Average Grant-date Fair Value (US$)
Recognized share-based compensation expense | ¥			¥ 7,666,182		¥ 6,162,573	¥ 6,206,213
2010 Plan | Restricted shares
Number of Restricted Shares
Unvested at beginning of year | shares		337,500	337,500
Granted | shares	450,000	0	0	450,000	450,000
Vested | shares		(112,500)	(112,500)	(112,500)	(112,500)
Unvested at end of year | shares		225,000	225,000	337,500	337,500
Expected to vest at end of year | shares								225,000
Weighted Average Grant-date Fair Value (US$)
Unvested at beginning of year (in dollars per share) | $ / shares		$ 6.99
Granted (in dollars per share) | $ / shares				$ 6.99
Vested (in dollars per share) | $ / shares		6.99		6.99
Unvested at end of year (in dollars per share) | $ / shares		$ 6.99		$ 6.99			$ 6.99
Expected to vest at end of year (in dollars per share) | $ / shares							$ 6.99
Recognized share-based compensation expense | ¥			¥ 4,894,683		¥ 6,518,568